Common Shares	12 Months Ended
Dec. 31, 2021
Common Shares.
Common Shares

15.Common Shares

Authorized and Issued

As at December 31, 2021, the authorized, issued and outstanding common shares and Special Shares of the Company are as follows:

		Issued and
	Authorized	Outstanding
Common shares	Unlimited, with no par value	225,432,493
Class A Special Shares	5,000,000, with no par value	4,448,259
Class B Special Shares	10,000,000, with no par value	8,896,399
Class C Special Shares	10,000,000, with no par value	8,896,399
Class D Special Shares	20,000,000, with no par value	17,792,922
Class E Special Shares	20,000,000, with no par value	17,792,922
Class F Special Shares	20,000,000, with no par value	17,792,922
Class G Special Shares	25,000,000, with no par value	22,241,179
Class H Special Shares	25,000,000, with no par value	22,241,179
Class I Special Shares	500,000, with no par value	500,000
Class J Special Shares	741,000, with no par value	741,000

The holders of the Company’s common shares are entitled to one vote for each common share held.

Each class of Special Shares do not have voting rights and do not participate in earnings. The Special Shares automatically convert to TMC common shares if TMC common shares trade at a price on any 20 trading days within any 30-trading day period that is greater than or equal to the specific trigger price for the respective class of Special Share. The trigger prices range from $15 per share to $200 per share (refer to Note 6 for details). As the Special Shares meet the indexation and equity classification criteria under ASC 815-40, the Special Shares have been classified as equity instruments at issuance.

As at December 31, 2020, the Company had 509,459 DeepGreen Class B Preferred Shares outstanding. Class B Preferred Shares were non-dividend earning and include voting rights similar to common shares. However, if any dividend was declared on common shares, the Company was required to concurrently declare and pay dividend on Class B Preferred Shares in the amount per share equal to the dividend per share paid on the common shares. These Class B Preferred Shares rank ahead of common shares in the event of liquidation. As at December 31, 2021, all Class B Preferred Shares have been converted to common shares.

Common Share Continuity

In accordance with ASC 805, under a reverse recapitalization, the equity structure reflects the equity structure of SOAC, as the legal acquirer, including the equity interests SOAC issued to affect the Business Combination. Accordingly, the Company has restated its equity structure using the Exchange Ratio of the Business Combination to reflect the number of shares of SOAC issued in the reverse acquisition. The share amounts stated below have been recast from the historical share totals of DeepGreen to reflect the Exchange Ratio.

Common shares	Number	Amount
December 31, 2019	163,331,904	$79,824
Private placement	6,553,409	20,376
Financing cost incurred – Cash	—	(28)
Financing cost incurred - Stock option-based payments	—	(397)
Issued for TOML Acquisition (Note 7)	9,005,595	28,000
Issued for services (Note 11)	7,997,496	24,866
Exercise of stock options	2,605,189	1,790
December 31, 2020	189,493,593	$154,431
Issued for services (Note 11)	4,432,606	26,960
Exercise of stock options	6,312,756	14,297
Conversion of restricted share units (Note 16)	173,216	399
Conversion of preferred shares to common shares	509,459	550
Issued in Business Combination (Note 6)	21,384,296	72,411
Conversion of debentures (Note 13)	3,126,567	27,003
December 31, 2021	225,432,493	$296,051